CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Common stock	Treasury Stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total
Balance at Mar. 31, 2021	$ 53,143	$ (2,821)	$ 7,989	$ 5,316	$ 22,062	$ 85,689
Balance (in Shares) at Mar. 31, 2021	17,061,810	(1,146,571)
Exercise of stock options	$ 59		(16)			43
Exercise of stock options (in Shares)	20,000
Net income					8,232	8,232
Dividends ($0.2 per share)					(3,186)	(3,186)
Balance at Mar. 31, 2022	$ 53,202	$ (2,821)	7,973	5,316	27,108	90,778
Balance (in Shares) at Mar. 31, 2022	17,081,810	(1,146,571)
Net income					2,059	2,059
Dividends ($0.2 per share)					(3,188)	(3,188)
Balance at Mar. 31, 2023	$ 53,202	$ (2,821)	7,973	5,316	25,979	89,649
Balance (in Shares) at Mar. 31, 2023	17,081,810	(1,146,571)
Net income					7,709	7,709
Dividends ($0.2 per share)					(3,188)	(3,188)
Balance at Mar. 31, 2024	$ 53,202	$ (2,821)	$ 7,973	$ 5,316	$ 30,500	$ 94,170
Balance (in Shares) at Mar. 31, 2024	17,081,810	(1,146,571)